Investment Securities (Schedule of Unrealized Loss on Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	$ 8,511	$ 2,701
Available-for-sale Securities, Unrealized Loss Less than 12 months	(139)	(42)
Available-for-sale Securities, Fair value 12 months or longer	2,798	4,016
Available-for-sale Securities, Unrealized Loss 12 months or longer	(150)	(141)
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	7,977	2,470
Available-for-sale Securities, Unrealized Loss Less than 12 months	(85)	(18)
Available-for-sale Securities, Fair value 12 months or longer	2,702	3,976
Available-for-sale Securities, Unrealized Loss 12 months or longer	(110)	(131)
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	1,553	297
Available-for-sale Securities, Unrealized Loss Less than 12 months	(17)	(3)
Available-for-sale Securities, Fair value 12 months or longer	173	859
Available-for-sale Securities, Unrealized Loss 12 months or longer	(2)	(15)
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	179	50
Available-for-sale Securities, Unrealized Loss Less than 12 months	(1)	0
Available-for-sale Securities, Fair value 12 months or longer	0	0
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	2	0
Available-for-sale Securities, Unrealized Loss Less than 12 months	0	0
Available-for-sale Securities, Fair value 12 months or longer	0	0
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	4,096	1,172
Available-for-sale Securities, Unrealized Loss Less than 12 months	(43)	(10)
Available-for-sale Securities, Fair value 12 months or longer	2,453	3,098
Available-for-sale Securities, Unrealized Loss 12 months or longer	(107)	(116)
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	1,402	819
Available-for-sale Securities, Unrealized Loss Less than 12 months	(8)	(3)
Available-for-sale Securities, Fair value 12 months or longer	64	8
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	745	132
Available-for-sale Securities, Unrealized Loss Less than 12 months	(16)	(2)
Available-for-sale Securities, Fair value 12 months or longer	12	11
Available-for-sale Securities, Unrealized Loss 12 months or longer	(1)	0
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	534	231
Available-for-sale Securities, Unrealized Loss Less than 12 months	(54)	(24)
Available-for-sale Securities, Fair value 12 months or longer	96	40
Available-for-sale Securities, Unrealized Loss 12 months or longer	$ (40)	$ (10)